Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

The following quarterly financial information for the years ended December 31, 2016 and 2015 is unaudited.  However, in the opinion of management, all adjustments, which include normal recurring adjustments necessary to present fairly the results of operations for the periods, are reflected.

	2016
(In thousands, except per share data)	March 31	June 30	September 30	December 31
Total interest income	$11,176	$11,487	$12,081	$12,280
Total interest expense	2,189	2,145	2,208	2,225
Net interest income	8,987	9,342	9,873	10,055
Provision for loan losses	200	400	420	200
Net interest income after provision for loan losses	8,787	8,942	9,453	9,855
Total noninterest income	4,280	2,234	2,173	2,373
Total noninterest expense	6,607	6,728	6,993	7,303
Income before provision for income taxes	6,460	4,448	4,633	4,925
Provision for income taxes	2,255	1,624	1,613	1,765
Net income	$4,205	$2,824	$3,020	$3,160
Net income per common share - Basic	$0.45	$0.30	$0.32	$0.33
Net income per common share - Diluted	0.44	0.30	0.32	0.32

	2015
(In thousands, except per share data)	March 31	June 30	September 30	December 31
Total interest income	$9,884	$10,218	$10,554	$10,995
Total interest expense	1,864	1,849	1,932	2,015
Net interest income	8,020	8,369	8,622	8,980
Provision for loan losses	200	—	200	100
Net interest income after provision for loan losses	7,820	8,369	8,422	8,880
Total noninterest income	1,641	1,893	2,275	1,920
Total noninterest expense	6,502	6,652	6,852	6,846
Income before provision for income taxes	2,959	3,610	3,845	3,954
Provision for income taxes	1,020	1,182	1,294	1,315
Net income	$1,939	$2,428	$2,551	$2,639
Net income per common share - Basic	$0.21	$0.26	$0.27	$0.29
Net income per common share - Diluted	0.21	0.25	0.27	0.29

All net income per share figures shown above have been adjusted for the 10% stock dividend paid September 30, 2016.